Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 8 - LEASES

On September 1, 2025, the Company entered into a lease agreement with Wuxi Zhengxiyi Technology Co., Ltd., to lease approximately 12,644 square feet of plant and office space in Wuxi. The lease term is for 39 months with monthly rent of $32,027 (Excluding VAT), and with the first three months being rent-free.

Operating lease expenses, which excluded short-term lease expenses were $143,888, $1,150 and $81,271 for the years ended December 31, 2025, 2024 and 2023, respectively. Short-term lease expenses were $154,703, $154,814 and $13,540 for the years ended December 31, 2025, 2024 and 2023, respectively.

Amounts recognized in the consolidated balance sheets are as follows:

	As of December 31,
	2025	2024
Operating lease right-of-use assets	$1,115,209	$38,133
Operating lease liabilities, current	406,845	13,006
Operating lease liabilities, non-current	727,228	20,408
Total operating lease liabilities	$1,134,073	$33,414

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	December 31, 2025	December 31, 2024
Weighted-average remaining operating lease term	2.9	2.9

Weighted-average operating discount rate	3.5%	3.6%

The following table summarizes the maturity of lease liabilities as of December 31, 2025:

12 months ending December 31,	Amount
2026	$441,379
2027	433,542
2028	319,279
Total lease payments	1,194,200
Less: imputed interest	(60,127)
Total lease liabilities	$1,134,073